Financial Instruments - Schedule of Financial Assets and Liabilities Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities [Abstract]
Liability for future equity (SAFE)			$ 1,206
Fair Value, Recurring [Member]
Financial liabilities [Abstract]
Liability for future equity (SAFE)			1,206
Convertible notes		12,869	11,649
2024 Convertible Notes		12,869
Warrant Liability (PIPE)	$ 142	370	244
Total	142	13,239	13,099
Level 1 [Member] | Fair Value, Recurring [Member]
Financial liabilities [Abstract]
Liability for future equity (SAFE)
Convertible notes
2024 Convertible Notes
Warrant Liability (PIPE)
Total
Level 2 [Member] | Fair Value, Recurring [Member]
Financial liabilities [Abstract]
Liability for future equity (SAFE)
Convertible notes
2024 Convertible Notes
Warrant Liability (PIPE)
Total
Level 3 [Member]
Financial liabilities [Abstract]
2024 Convertible Notes		12,869	11,649
Warrant Liability (PIPE)		370	244
Level 3 [Member] | Fair Value, Recurring [Member]
Financial liabilities [Abstract]
Liability for future equity (SAFE)			1,206
Convertible notes		12,869	11,649
2024 Convertible Notes		12,869
Warrant Liability (PIPE)	142	370	244
Total	$ 142	$ 13,239	$ 13,099